Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 760	$ 693
Provision for credit losses
Model changes		(1)
Originations	5	13
Maturities	(32)	(72)
Changes in risk, parameters and exposures	617	594
Write-offs	(655)	(599)
Recoveries	137	131
Exchange rate and other		1
Balance at end of period	832	760
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	161	251
Provision for credit losses
Model changes		(65)
Transfers to Stage 1	452	693
Transfers to Stage 2	(81)	(123)
Transfers to Stage 3	(2)	(2)
Originations	5	11
Maturities	(5)	(12)
Changes in risk, parameters and exposures	(358)	(592)
Exchange rate and other	1
Balance at end of period	173	161
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	599	442
Provision for credit losses
Model changes		64
Transfers to Stage 1	(452)	(693)
Transfers to Stage 2	81	123
Transfers to Stage 3	(341)	(227)
Originations		2
Maturities	(27)	(60)
Changes in risk, parameters and exposures	800	947
Exchange rate and other	(1)	1
Balance at end of period	659	599
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	343	229
Changes in risk, parameters and exposures	175	239
Write-offs	(655)	(599)
Recoveries	$ 137	$ 131